GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Salaries And Benefits	$ 438	$ 337
Office And Miscellaneous	174	156
Management And Consulting Fees	116	155
Investor Relations	52	24
Travel And Promotion	10	8
Professional Fees	208	143
Directors Fees	41	42
Regulatory And Compliance Fees	47	40
Depreciation	30	29
General And Administrative Expenses	$ 1,116	$ 934